FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2004

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	First Federal Plaza
		28 East Main Street, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
October 26, 2004

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $130,709

List of Other Included Managers:  NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2306    28838 SH       SOLE                    28838
Abbott Laboratories            COM              002824100     3290    77678 SH       SOLE                    77678
American Express Co.           COM              025816109     3924    76256 SH       SOLE                    76256
Amgen, Inc.                    COM              031162100     1017    17906 SH       SOLE                    17906
Applied Materials, Inc.        COM              038222105     2800   169825 SH       SOLE                   169825
Astoria Financial              COM              046265104     2467    69506 SH       SOLE                    69506
Automatic Data Processing, Inc COM              053015103     2394    57941 SH       SOLE                    57941
Beazer Homes USA               COM              07556Q105      538     5030 SH       SOLE                     5030
Bed, Bath & Beyond, Inc.       COM              075896100     1309    35275 SH       SOLE                    35275
Berkshire Hathaway Cl. B       COM              084670207     5874     2046 SH       SOLE                     2046
Bristol-Myers Squibb Co.       COM              110122108     2640   111519 SH       SOLE                   111519
Cisco Systems, Inc.            COM              17275R102     3268   180551 SH       SOLE                   180551
Coca-Cola Co.                  COM              191216100     5877   146750 SH       SOLE                   146750
Colgate-Palmolive Co.          COM              194162103      306     6765 SH       SOLE                     6765
Costco Cos.                    COM              22160K105     3498    84267 SH       SOLE                    84267
D.R. Horton, Inc.              COM              23331A109     2269    68528 SH       SOLE                    68528
Dell, Inc.                     COM              24702R101     3932   110463 SH       SOLE                   110463
Gannett Co., Inc.              COM              364730101      795     9492 SH       SOLE                     9492
General Electric Co.           COM              369604103     4293   127834 SH       SOLE                   127834
Gillette Co.                   COM              375766102     4172    99962 SH       SOLE                    99962
Greenpoint Financial Corp.     COM              395384100     1249    27000 SH       SOLE                    27000
Home Depot, Inc.               COM              437076102     6364   162339 SH       SOLE                   162339
Hospira, Inc.                  COM              441060100      234     7657 SH       SOLE                     7657
IAC/InterActiveCorp            COM              44919P102     4206   191015 SH       SOLE                   191015
Intel Corp.                    COM              458140100     2306   114941 SH       SOLE                   114941
International Business Machine COM              459200101     1554    18122 SH       SOLE                    18122
Johnson & Johnson, Inc.        COM              478160104     4708    83587 SH       SOLE                    83587
Lowes Companies, Inc.          COM              548661107      379     6975 SH       SOLE                     6975
McDonalds Corp.                COM              580135101     4219   150510 SH       SOLE                   150510
McGraw-Hill, Inc.              COM              580645109     2702    33910 SH       SOLE                    33910
Medco Health Solutions, Inc.   COM              58405U102     2279    73760 SH       SOLE                    73760
Medtronic, Inc.                COM              585055106     2157    41554 SH       SOLE                    41554
Merck & Co., Inc.              COM              589331107     2280    69082 SH       SOLE                    69082
Microsoft Corp.                COM              594918104     5436   196614 SH       SOLE                   196614
Newell Rubbermaid Co.          COM              651229106      566    28249 SH       SOLE                    28249
Nokia Corp. ADS                COM              654902204      424    30891 SH       SOLE                    30891
Papa John's International      COM              698813102     1820    59328 SH       SOLE                    59328
Paychex, Inc.                  COM              704326107      690    22902 SH       SOLE                    22902
PepsiCo, Inc.                  COM              713448108     2876    59123 SH       SOLE                    59123
Pfizer, Inc.                   COM              717081103     3946   128958 SH       SOLE                   128958
Reader's Digest Assn., Inc.    COM              755267101     3717   254746 SH       SOLE                   254746
Sara Lee Corp.                 COM              803111103     2707   118410 SH       SOLE                   118410
Service Corp. Int'l            COM              817565104     1278   205765 SH       SOLE                   205765
State Street Corp.             COM              857477103      757    17735 SH       SOLE                    17735
Symbol Technologies, Inc.      COM              871508107     1040    82263 SH       SOLE                    82263
Sysco Corp.                    COM              871829107     2134    71326 SH       SOLE                    71326
Time Warner, Inc.              COM              887317105     4615   285960 SH       SOLE                   285960
U.S. Bancorp                   COM              902973304     2302    79650 SH       SOLE                    79650
United Parcel Service Cl. B    COM              911312106      231     3041 SH       SOLE                     3041
Wal-Mart Stores                COM              931142103      501     9426 SH       SOLE                     9426
Washington Mutual, Inc.        COM              939322103     2394    61262 SH       SOLE                    61262
Waste Management, Inc.         COM              94106L109     1446    52875 SH       SOLE                    52875
eBay, Inc.                     COM              278642103      221     2400 SH       SOLE                     2400